Document and Entity Information	0 Months Ended
May 15, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 15, 2014
Registrant Name	FIRST INVESTORS INCOME FUNDS
Central Index Key	0000740967
Amendment Flag	false
Document Creation Date	May 15, 2014
Document Effective Date	May 19, 2014
Prospectus Date	May 19, 2014